UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21293

        Nuveen Preferred and Convertible Income Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Preferred and Convertible Income Fund (JPC)
March 31, 2005

						Market
Shares	Description(1)					Value

	COMMON STOCKS - 0.7% (0.5% of Total Investments)
	Communications Equipment - 0.1%
136,330	Corning Inc.orporated #					$ 1,517,353

	Diversified Financial Services - 0.2%
81,600	Gabelli Asset Management Inc.					3,643,458

	IT Services - 0.1%
62,025	Acxiom Corporation					1,298,183

	Office Electronics - 0.1%
84,875	Xerox Corporation					1,285,856

	Software - 0.2%
102,712	Computer Associates International, Inc					2,783,484

	Total Common Stock (cost $10,406,222)					10,528,334

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 49.7% (33.6% of Total Investments)
	Auto Components - 0.1%
61,925	Delphi Trust I		8.250%	Ba3	B+	1,151,805

	Automobiles - 0.7%
130,100	Ford Motor Company, Series F (CORTS)		8.000%	Baa1	BBB-	3,175,741
273,300	Ford Motor Company (CORTS)		8.000%	Baa1	BBB-	6,515,472

	Capital Markets - 5.1%
2,500	ABN AMRO North America, 144A Series L (a)		6.460%	A3	NA	2,596,875
22,600	BCH Capital Ltd., Series B		9.430%	A2	BBB+	574,944
17,900	Bear Stearns Capital Trust III		7.800%	A2	BBB	465,042
500	BNY Capital Trust IV, Series E		6.875%	A1	A-	12,595
300,000	BNY Capital Trust V, Series F		5.950%	A1	A-	7,350,000
55,750	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	1,424,413
129,800	Compass Capital Trust III		7.350%	A3	BBB-	3,352,734
9,900	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	258,390
27,700	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	714,660
41,500	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	1,168,018
13,100	Goldman Sachs Group Inc., Series 2003-06 (SATURNS)		6.000%	Aa3	A+	309,422
526,388	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	12,933,353
2,400	Lehman Brothers Holdings Capital Trust IV, Series L		6.375%	A2	BBB+	59,064
1,000,000	Mellon Capital II, Series B		7.995%	A2	A-	1,093,471
100,000	Merrill Lynch Capital Trust		7.000%	A1	A-	2,570,000
29,000	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	757,770
113,600	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	2,936,560
225,000	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	5,906,250
23,300	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	589,490
67,100	Morgan Stanley Capital Trust II		7.250%	A1	A-	1,731,851
365,739	Morgan Stanley Capital Trust III		6.250%	A1	A-	8,993,522
717,800	Morgan Stanley Capital Trust IV		6.250%	A1	A-	17,679,414
15,400	Safeco Capital Trust I (CORTS)		8.750%	Baa2	BBB-	454,377
13,000	Safeco Capital Trust IV (CORTS)		8.375%	Baa2	BBB-	344,630

	Commercial Banks - 8.0%
107,000	Cobank ABC, 144A (a)		7.000%	NR	NR	5,718,187
69,300	ASBC Capital I		7.625%	Baa1	BBB-	1,815,660
3,000	Abbey National plc, Series B		7.250%	A1	A-	77,130
14,000	Abbey National plc, Series B		7.375%	A2	A	373,800
170,000	Abbey National plc		7.375%	A2	A-	4,454,000
37,900	ABN AMRO Capital Fund Trust V		5.900%	A2	A	897,472
66,185	BAC Capital Trust I		7.000%	Aa3	A	1,700,955
135,755	BAC Capital Trust II		7.000%	Aa3	A	3,506,552
284,700	BAC Capital Trust III		7.000%	Aa3	A	7,399,353
63,400	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,701,897
205,514	Banesto Holdings, Series A, 144A		10.500%	A2	NR	6,268,177
22,800	Bank One Capital V		8.000%	A1	A-	592,800
81,700	Bank One Capital Trust VI		7.200%	A1	A-	2,116,030
35,200	BankNorth Capital Trust II		8.000%	A3	BB+	914,144
15	BBVA Privanza International Gibraltar, 144A		7.764%	A1	NR	15,937,500
62,200	Chittenden Capital Trust I		8.000%	Baa1	BB+	1,615,956
80,100	Comerica Capital Trust I		7.600%	A3	BBB+	2,054,565
25,200	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	658,224
15,500	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	398,505
306,079	Fleet Capital Trust VII		7.200%	Aa3	A	7,866,230
337,000	Fleet Capital Trust VIII		7.200%	Aa3	A	8,697,970
154,500	National Commerce Capital Trust II		7.700%	A1	A-	4,018,545
32,900	National Westminster Bank plc, Series A		7.875%	Aa2	A+	844,872
32,200	PNC Capital Trust		6.125%	A3	BBB	777,308
21,400	Regions Finance Trust I		8.000%	A2	BBB+	550,194
175,000	RoyalBank of Scotland Group plc, Series L		5.750%	A1	A	4,168,500
75,300	SunTrust Capital Trust IV		7.125%	A1	A-	1,917,138
54,300	SunTrust Capital Trust V		7.050%	A1	A-	1,388,451
344,200	USB Capital Trust VI		5.750%	A1	A-	8,112,794
186,900	USB Capital Trust IV		7.350%	Aa3	A-	4,868,745
69,800	USB Capital Trust III		7.750%	Aa3	A-	1,818,290
67,700	USB Capital Trust V		7.250%	Aa3	A-	1,733,120
33,400	VNB Capital Trust I		7.750%	Baa1	BBB	864,392
20,800	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	536,848
9,100	Wells Fargo Capital Trust IV		7.000%	Aa2	A	234,325
60,935	Wells Fargo Capital Trust V		7.000%	Aa2	A	1,559,936
14,700	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	375,144
225,000	Wells Fargo Capital Trust VII		5.850%	Aa2	A	5,440,500
3,800	Wells Fargo Capital Trust VIII		5.625%	Aa2	A	90,896
80,200	Zions Capital Trust B		8.000%	Baa1	BB+	2,118,082

	Computers & Peripherals - 0.1%
13,100	IBM Inc. (CORTS)		7.125%	A1	A+	340,993
20,400	IBM Inc., Series 2001-1 (SATURNS)		7.125%	A1	A+	526,320

	Consumer Finance - 1.5%
773,900	HSBC Finance Corporation		6.875%	A1	A	20,214,268
6,900	Household Capital Trust V, Series X		10.00%	A2	BBB+	174,570
27,800	Household Capital Trust VI		8.250%	A2	BBB+	726,414
39,200	Household Capital Trust VII		7.500%	A2	BBB+	1,019,200

	Diversified Financial Services - 5.3%
15,100	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	386,560
14,900	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	406,472
215,900	Citigroup Capital Trust IX		6.000%	Aa2	A	5,265,801
51,600	Citigroup Capital Trust VII		7.125%	Aa2	A	1,330,248
331,300	Citigroup Capital Trust VIII		6.950%	Aa2	A	8,481,280
4,800	Citigroup Capital Trust XI		6.000%	Aa2	A	117,120
33,200	Citigroup Inc., Series F (a)		6.365%	Aa3	A	1,709,800
94,000	Citigroup Inc., Series G (a)		6.213%	Aa3	A	4,888,000
59,300	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	3,068,775
64,600	Citigroup Inc., Series M (a)		5.864%	Aa3	A	3,391,500
33,100	General Electric Capital Corporation		6.625%	Aaa	AAA	854,311
756,975	ING Group NV		7.050%	NR	A-	19,423,979
511,518	ING Group NV		7.200%	A2	A-	13,217,625
16,800	ING Group NV		6.200%	A2	A-	414,120
29,500	JPM Capital Trust (CORTS)		7.200%	A2	A-	754,020
52,200	JPMorgan Chase & Compamy (PCARS)		7.125%	A2	A-	1,341,801
395,067	JPMorgan Chase Capital Trust X		7.000%	A1	NR	10,192,729
47,200	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	1,211,624
26,900	Merrill Lynch Capital Trust II		8.000%	A1	A-	712,312

	Diversified Telecommunication Services - 0.4%
4,200	BellSouth Corporation		7.125%	Aa2	A	108,990
29,000	BellSouth Corporation, Series 2001-3 (SATURNS)		7.125%	A2	A	738,050
9,800	BellSouth Inc. (CORTS)		7.000%	A2	A	253,820
16,100	BellSouth Telecommunications (PPLUS)		7.300%	Aa3	A	412,482
44,750	Deutsche Telekom International Finance B.V., Series 2001-24, Class A-1 (CORTS)		7.875%	Baa1	A-	1,178,268
15,900	SBC Communications Inc.		7.000%	A2	A	404,973
16,100	Verizon Communications (CORTS)		7.625%	A2	A+	433,090
19,900	Verizon Communications (CORTS)		7.375%	A2	A+	522,375
11,900	Verizon New England Inc., Series B		7.000%	A2	NR	306,782
40,955	Verizon South Inc., Series F		7.000%	A2	A+	1,042,714

	Electric Utilities - 1.2%
7,000	Consolidated Edison Company of New York Inc.		7.500%	A1	A	180,320
10,000	Consolidated Edison Company		7.250%	A2	A-	258,700
22,200	DTE Energy Trust I		7.800%	Baa3	BB+	592,518
33,470	Entergy Louisiana Inc.		7.600%	Baa1	A-	873,567
227,200	Georgia Power Company		5.900%	A2	A	5,573,216
43,670	Georgia Power Capital Trust V		7.125%	A3	BBB+	1,126,686
80,000	National Rural Utilities Cooperative Finance Corporation		6.100%	A3	BBB+	1,926,400
48,100	National Rural Utilities Cooperative Finance Corporation		5.950%	A3	BBB+	1,117,363
113,432	Tennessee Valley Authority, Series D		6.750%	Aaa	AAA	2,796,099
128,000	Virginia Power Capital Trust		7.375%	Baa1	BBB-	3,347,200

	Food Products - 0.4%
60,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	BBB-	6,307,500

	Gas Utilities - 0.0%
23,000	AGL Capital Trust II		8.000%	Baa2	BBB	597,080

	Health Care Providers & Services - 0.5%
274,000	Aetna Incorporated		8.500%	Baa1	BBB+	7,151,400

	Insurance - 8.1%
5,500	ACE Capital Trust I, Series 1999		8.875%	Baa1	BBB-	139,425
538,010	Ace Ltd., Series C		7.800%	Baa2	BBB-	13,993,640
52,700	AMBAC Financial Group Inc.		5.950%	Aa2	AA	1,301,163
1,216,900	Delphi Financial Group Inc.		8.000%	Baa3	BBB	31,554,217
132,305	Everest RE Capital Trust II		6.200%	Baa1	BBB	3,031,108
95,600	EverestRe Group Limited		7.850%	Baa1	BBB	2,485,600
8,000	Financial Security Assurance Holdings		6.875%	Aa2	AA	204,000
18,300	Financial Security Assurance Holdings		6.250%	Aa2	AA	461,160
188,900	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	4,845,285
31,700	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	819,445
36,800	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	945,024
1,100,000	PartnerRe Limited, Series C		6.750%	Baa1	BBB+	27,500,000
81,100	PLC Capital Trust III		7.500%	Baa1	BBB+	2,094,002
34,300	PLC Capital Trust IV		7.250%	Baa1	BBB+	891,800
5,900	PLC Capital Trust V		6.125%	Baa1	BBB+	143,370
37,400	Prudential plc		6.750%	Baa1	A	951,456
89,000	RenaissanceRe Holdings Ltd., Series A		8.100%	Baa2	BBB+	2,321,120
325,310	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	BBB+	8,392,998
22,500	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	595,350
9,000	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	235,350
33,700	Safeco Capital Trust III (CORTS)		8.072%	Baa2	BBB-	891,702
46,200	SafeCo Corporation, Series 2001-7 (SATURNS)		8.250%	Baa2	BBB-	1,228,920
39,100	SAFECO Corporation, Series 2002-5 (SATURNS)		8.250%	Baa2	BBB-	1,043,188
30,800	Torchmark Capital Trust I		7.750%	Baa1	A-	800,492
73,900	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)		8.125%	Baa3	BBB-	774,842
86,700	XL Capital Ltd., Series A		8.000%	Baa1	BBB+	2,288,880
287,500	XL Capital Ltd., Series B		7.625%	Baa1	BBB+	7,475,000

	Media - 0.1%
41,100	Viacom Inc.		7.300%	A3	A-	1,043,529

	Multi-Utilities & Unregulated Power - 0.2%
49,100	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	1,281,510
56,100	Energy East Capital Trust I		8.250%	Baa3	BBB-	1,469,820

	Oil & Gas - 0.9%
476,200	Nexen Inc.		7.350%	Baa3	BB+	12,362,152
1,000	TransCanada Pipeline		8.250%	A3	BBB	25,800

	Real Estate - 12.2%
10,700	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	293,822
3,000	BRE Properties, Series B		8.080%	Baa3	BBB-	77,430
22,500	BRE Properties, Series C		6.750%	Baa3	BBB-	556,875
347,125	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	8,941,940
72,000	Developers Diversified Realty Corporation, Series H		7.375%	Ba1	BBB-	1,812,240
656,985	Developers Diversified Realty Corporation, Series G		8.000%	Ba1	BBB-	16,969,923
20,600	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	541,574
80,400	Duke Realty Corporation, Series L		6.600%	Baa2	BBB	1,927,188
185,156	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	4,730,736
6,100	Equity Residential Properties Trust		9.125%	Baa2	BBB	155,428
19,200	Equity Residential Properties Trust, Series C		9.125%	Baa2	BBB	499,584
609,900	Equity Residential Properties Trust, Series N		6.480%	Baa2	BBB	14,747,382
9,900	Equity Residential Properties Trust, Series D		8.600%	Baa2	BBB	261,855
303,600	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	8,115,228
755,483	Kimco Realty Corporation, Series F		6.650%	Baa2	BBB+	18,887,075
13,693	New Plan Excel Realty Trust, Series D		7.800%	Baa3	BBB-	685,506
972,775	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	25,428,339
32,982	Prologis Trust, Series C		8.540%	Baa2	BBB	1,992,321
13,600	Prologis Trust, Series G		6.750%	Baa2	BBB	340,000
32,000	Public Storage Inc., Series V		7.500%	Baa2	BBB+	820,160
27,500	Public Storage Inc., Series U		7.625%	Baa2	BBB+	697,125
28,200	Public Storage Inc., Series T		7.625%	Baa2	BBB+	719,382
28,900	Public Storage Inc., Series S		7.875%	Baa2	BBB+	740,707
159,800	Public Storage Inc., Series R		8.000%	Baa2	BBB+	4,124,438
186,500	Regency Centers Corporation		7.450%	Baa3	BBB-	4,690,475
7,000	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	371,700
13,800	Vornado Realty Trust		6.625%	Baa3	BBB-	328,440
1,457,345	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	40,805,660
707,700	Weingarten Realty Trust, Preferred Securities		6.750%	Baa1	A-	17,972,042

	Specialty Retail - 0.0%
11,900	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	309,400

	Thrifts & Mortgage Finance - 4.2%
102,900	Federal Home Loan Mortgage Corporation (a)		6.000%	Aa3	AA-	5,150,145
24,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	1,050,000
8,000	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	336,400
288,800	Fannie Mae (a)		0.000%	Aa3	AA-	16,046,450
143,300	Fannie Mae (a)		5.125%	Aa3	AA-	5,985,641
1,200,200	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	30,149,024
95,900	Countrywide Capital III (PPLUS)		8.050%	Baa1	BBB+	2,596,972

	Wireless Telecommunication Services - 0.7%
30,200	AT&T Wireless, Series 2002-7 (CORTS)		8.000%	Baa2	A	806,491
18,000	AT&T Wireless Services Equity, Series 2002-B (SATURNS)		9.250%	Baa2	A	485,100
73,100	Telephone and Data Systems Inc.		7.600%	Baa1	A-	1,869,892
34,500	United States Cellular Corporation		8.750%	Baa1	A-	938,745
254,800	United States Cellular Corporation		7.500%	Baa1	A-	6,670,664

	Total $25 Par (or similar) Securities (cost $725,063,109)					722,943,332

	CONVERTIBLE PREFERRED SECURITIES - 19.3% (13.0% of Total Investments)
	Automobiles - 0.8%
155,000	Ford Motor Company Capital Trust II		6.500%	Baa2	BB	7,027,700
204,000	General Motors Corporation		6.250%	Baa2	BBB-	4,243,200

	Capital Markets - 1.0%
296,250	Goldmand Sachs Group Inc., Series EMC		6.125%	Aa3	NR	3,704,606
53,200	State Street Corporation		6.750%	NR	BB+	10,586,800

	Chemicals - 0.7%
133,290	Celanese Corporation		4.250%	NR	NR	3,698,798
112,625	Huntsman Corporation		5.000%	NR	NR	5,743,875

	Commercial Banks - 2.0%
10,730,000	Fortis Insurance NV, 144A		7.750%	A1	A+	11,455,992
164,000	Sovereign Capital Trust IV, Convertible Security		4.375%	Ba1	BB	7,769,500
105,800	Washington Mutual Inc., Unit 1 Trust		5.375%	Baa1	BBB	5,604,120
97,950	HSBC Finance Corporation		8.875%	A1	A	4,236,338

	Commercial Services & Supplies - 0.3%
97,375	Allied Waste Industries Inc.		6.250%	Caa3	B	4,212,443

	Communications Equipment - 0.3%
88	Nortel Networks Corp		7.000%	NR	NR	4,141,401

	Construction Materials - 0.3%
85,800	TXI Capital Trust I		6.500%	B3	B-	4,088,370

	Consumer Finance - 0.3%
73,000	Capital One Financial Corporation		6.250%	Baa3	BBB-	3,690,880

	Containers & Packaging - 0.4%
112,500	Temple Inland Inc.		7.500%	Baa3	BBB	6,531,750

	Diversified Financial Services - 0.6%
217,900	Citigroup Global Markets		2.000%	Aa1	AA-	8,876,157

	Diversified Telecommunication Services - 0.5%
131,000	Alltel Corporation		7.750%	A2	NR	6,614,190

	Electric Utilities - 1.7%
1,835,000	PG&E Corporation		9.500%	NR	NR	4,949,913
28,400	PNM Resources Inc.		6.750%	NR	NR	1,414,320
213,350	DTE Energy Company		8.750%	Baa2	BBB-	5,419,090
217,900	FPL Group Inc.		8.000%	NR	A-	13,511,979

	Electrical Equipment - 1.0%
46,475	General Cable Corporation, 144A		5.750%	NR	NR	3,334,581
175,000	Pioneer-Standard Financial Trust		6.750%	B2	NR	11,178,125

	Energy Equipment & Services - 0.1%
25,000	Hanover Compressor Capital Trust		7.250%	Caa1	B-	1,221,875

	Food & Staples Retailing - 0.1%
90,465	Albertsons Inc.		7.250%	Baa2	BBB	2,046,318

	Hotels Restaurants & Leisure - 1.0%
250,000	Host Marriott Financial Trust		6.750%	B2	CCC+	13,875,000

	Household Durables - 0.3%
106,675	Newell Financial Trust I		5.250%	Baa3	BBB-	4,973,722

	Insurance - 2.7%
66,550	Conseco Inc., Series B		5.500%	Caa2	B-	1,763,575
326,590	Genworth Financial Inc.		6.000%	A2	A	10,483,539
90,000	Phoenix Companies Inc.		7.000%	NR	NR	3,177,000
166,000	Reinsurance Group of America Inc.		5.750%	Baa2	BBB	9,669,500
100,000	Chubb Corporation		7.000%	NR	A	2,965,000
61,200	Hartford Financial Services Group, Inc.		7.000%	NR	A-	3,944,340
65,000	UnumProvident Corporation		8.250%	Ba1	BB+	2,206,750
256,250	XL Capital Limited		6.500%	A2	A	6,137,188

	Media - 0.8%
185,000	Emmis Communications Corporation, Series A		6.250%	Caa1	CCC+	8,121,500
10,000	Sinclair Broadcast Group Inc., Series D		6.000%	Caa1	B-	418,750
53,375	Interpublic Group, Series A		5.375%	NR	NR	2,426,961

	Metals & Mining - 0.4%
39,200	United States Steel Corporation, Series B		7.000%	NR	B	6,477,408

	Multi-Utilities & Unregulated Power - 1.4%
64,400	Aquila Inc.		6.750%	B2	B-	2,237,256
133,155	Dominion Resources Inc.		8.750%	Baa1	BBB+	7,467,332
334,150	Sempra Energy		8.500%	NR	BBB+	11,046,999

	Oil & Gas - 0.9%
6,725	Chesapeake Energy Corporation, 144A		4.125%	NR	NR	9,710,059
40,125	Amerada Hess Corporation		7.000%	Ba3	BB	3,366,086

	Pharmaceuticals - 0.4%
126,150	Schering-Plough Corporation		6.000%	Baa3	BBB	6,345,345

	Real Estate - 0.6%
165,000	Equity Office Properties Trust, Series B		5.250%	Baa2	BBB	8,393,550

	Thrifts & Mortgage Finance - 0.7%
81	Fannie Mae		5.375%	Aa3	AA-	7,614,000
87,475	PMI Group Inc.		5.875%	A1	A	2,125,641

	Total Convertible Preferred Securities (cost $255,997,371)					280,248,822

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CONVERTIBLE BONDS - 27.5% (18.6% of Total Investments)
	Aerospace & Defense - 0.4%
2,900	AAR Corporation, 144A	2.875%	2/01/24	B2	BB-	2,765,875
2,500	EDO Corporation, Convertible Subordinate Note	5.250%	4/15/07	NR	NR	2,575,000

	Airlines - 0.2%
2,625	Pinnacle Airlines Corporation, 144A	3.250%	2/15/25	NR	NR	2,592,188

	Automobiles - 0.6%
785	Fleetwood Enterprises Inc., 144A	5.000%	12/15/23	B2	B	807,569
185,100	General Motors Corporation, Series B	5.250%	3/03/32	Baa2	BBB-	3,457,668
185,250	General Motors Corporation, Convertible Notes, Senior Debentures, Series A	4.500%	3/06/32	Baa2	BBB-	4,353,375

	Biotechnology - 0.9%
2,850	Imclone Systems Inc., 144A	1.375%	5/15/24	NR	NR	2,429,625
6,500	Ivax Corporation, Convertible Senior Subordinated Notes	4.500%	5/15/08	NR	NR	6,540,625
4,500	Ivax Corporation, Convertible Bonds, 144A	1.500%	3/01/24	NR	NR	4,618,125

	Capital Markets - 0.2%
89,675	Lehman Brothers Holdings Inc., Series GIS	6.250%	10/15/07	A1	A	2,367,420

	Chemicals - 0.4%
52,800	The Mosaic Company	7.500%	7/01/06	Caa1	NR	5,966,400

	Commercial Services & Supplies - 0.4%
6,435	Electronic Data Systems, Convertible Senior Notes, 144A	3.875%	7/15/23	Ba1	BBB-	6,386,738

	Communications Equipment - 1.9%
7,057	Ciena Corporation	3.750%	2/01/08	B2	B	6,060,199
5,565	Comverse Technology Inc.		5/15/23	NR	BB-	8,152,725
2,601	Corning Inc.	3.500%	11/01/08	Ba2	BB+	2,981,396
7,925	Liberty Media Corporation, Senior Debentures, Exchangeable for	3.500%	1/15/31	Baa3	BB+	6,201,313
	Motorola Common Stock
625	Lucent Technologies Inc.	2.750%	6/15/23	B2	B	669,531
3,355	Powerwave Technologies Inc.	1.825%	11/15/24	NR	NR	3,174,669

	Computers & Peripherals - 0.2%
2,500	Mercury Computer Systems Inc., 144A	2.000%	5/01/24	NR	NR	2,709,375

	Consumer Finance - 0.5%
6,900	Providian Financial Corporation, Convertible Senior Notes	3.250%	8/15/05	B2	B	6,925,875

	Containers & Packaging - 0.2%
3,400	Sealed Air Corporation, 144A	3.000%	6/30/33	Baa3	BBB	3,425,500

	Diversified Financial Services - 0.1%
1,990	Leucadia National Corporation, 144A	3.750%	4/15/14	Ba3	B+	1,975,075

	Electric Utilities - 0.1%
755	Unisource Energy Corporation, Convertible Bonds, 144A	4.500%	3/01/35	NR	NR	796,525

	Electronic Equipment & Instruments - 0.2%
2,720	Vishay Intertechnology Inc.	3.625%	8/01/23	B3	B+	2,665,600

	Energy Equipment & Services - 1.7%
2,600	Cal Dive International Inc.	3.250%	12/15/25	NR	NR	2,671,500
6,275	Diamond Offshore Drillling Inc.	1.500%	4/15/31	NR	A-	7,380,969
5,265	Pride International Inc.	3.250%	5/01/33	Ba2	BB-	6,219,281
7,000	Schlumberger Limited	2.125%	6/01/23	A1	A+	7,551,250
510	Willbros Group Inc., 144A	2.750%	3/15/24	NR	NR	606,263

	Gas Utilities - 0.2%
39,750	Southern Union Company, Series B	5.750%	8/16/06	Baa3	NR	2,964,555

	Health Care Equipment & Supplies - 1.2%
4,315	Advanced Medical Optics	2.500%	7/15/24	B3	B	4,304,213
8,835	Fisher Scientific International Inc.	3.250%	3/01/24	Ba3	BB+	9,000,656
3,100	Health Management Associates Inc.	1.500%	8/01/23	Baa3	BBB+	3,402,250

	Hotels Restaurants & Leisure - 2.9%
11,300	Carnival Corporation	1.132%	4/29/33	A3	A-	8,828,125
2,550	Hilton Hotels Corporation	3.375%	4/15/23	Baa3	BBB-	2,964,375
5,400	Kerzner International Limited, 144A	2.375%	4/15/24	B2	B	6,567,750
15,500	Royal Caribbean Cruises Limited, Senior Convertible Liquid Yield Option Notes	0.000%	2/02/21	Ba1	BB+	8,215,000
6,305	Scientific Games Corporation	0.750%	12/01/24	B2	B+	6,147,375
3,525	Six Flags Inc.	4.500%	5/15/15	Caa1	CCC	3,282,656
5,830	Starwood Hotels and Resorts Worldwide Inc.	3.500%	5/16/23	Ba1	BB+	7,309,363

	Industrial Conglomerates - 0.4%
3,350	Tyco International Group Limited, Convertible Notes, 144A	3.125%	1/15/23	Ba1	BBB	5,318,125

	Insurance - 0.1%
2,300	American International Group Inc.	0.500%	5/15/07	Aa1	AA+	2,127,500

	Internet & Catalog Retail - 0.4%
1,795	Overstock.com Inc.	3.750%	12/01/11	NR	NR	1,653,644
2,030	Overstock.com, Inc.	3.750%	12/01/11	NR	NR	1,870,138
5,845	Open Solutions Inc., 144A	1.467%	2/02/35	NR	NR	3,002,869

	IT Services - 0.4%
5,390	Digital River Inc., 144A	1.250%	1/01/24	NR	NR	5,255,250

	Leisure Equipment & Products - 1.2%
3,675	Collegiate Pacific Inc.	5.750%	12/01/09	NR	NR	3,794,438
5,300	Hasbro Inc.	2.750%	12/01/21	Baa3	BBB-	5,750,500
6,195	K2 Corporation, Convertible Notes, 144A	5.000%	6/15/10	NR	NR	8,084,475

	Machinery - 0.3%
4,180	AGCO Corporation	1.750%	12/31/33	B1	BB-	4,143,425

	Media - 4.0%
795	Charter Communications Inc.	5.875%	11/16/09	Ca	CCC-	688,669
325,000	Comcast Corporation	2.000%	10/15/29	Ba2	BBB-	13,650,000
6,100	Walt Disney Company, Convertible Senior Notes	2.125%	4/15/23	Baa1	BBB+	6,732,875
4,000	Echostar Communications Corporation, Convertible Subordinated Notes	5.750%	5/15/08	B2	B	3,985,000
3,400	Interpublic Group Companies Inc	4.500%	3/15/23	Baa3	BB-	4,199,000
8,250	Liberty Media Corporation, Senior Debentures, Exchangeable for	3.250%	3/15/31	Baa3	BB+	7,084,688
	Class B Viacom Common Stock
5,275	Liberty Media Corporation	0.750%	3/30/23	Baa3	BB+	5,802,500
2,625	Lions Gate Entertainment Corportaion, 144A	2.938%	10/15/24	NR	NR	3,025,313
2,500	Lions Gate Entertainment Corporation, 144A	3.625%	3/15/25	NR	NR	2,662,500
3,425	Sinclair Broadcast Group, Convertible Senior Subordinated Note, 144A	4.875%	7/15/18	B3	B	3,005,438
96,000	Tribune Company, Exchangeable Subordinated Debentures	2.000%	5/15/29	Baa1	A-	8,568,480

	Metals & Mining - 0.2%
3,355	Trizec Hahn Corporation	3.000%	1/29/21	Ba1	NR	2,654,644

	Oil & Gas - 0.8%
3,925	Devon Energy Corporation	4.900%	8/15/08	Baa2	BBB	4,523,563
4,150	McMoran Exploration Corporation, Notes, 144A	6.000%	7/02/08	NR	NR	6,608,875

	Pharmaceuticals - 2.4%
1,380	Abgenix Inc., Senior Convertible Notes, 144A	1.750%	12/15/11	NR	NR	1,150,575
3,390	Alexion Pharmaceuticals Inc., 144A	1.375%	2/01/12	NR	NR	3,148,463
7,125	Allergan Inc., Convertible Zero Coupon Senior Notes		11/06/22	A3	A	6,243,281
7,050	Alza Corporation		7/28/20	Aa1	AAA	6,538,875
4,005	OSI Pharmaceuticals Inc.	3.250%	9/08/23	NR	NR	4,575,713
1,475	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	NR	BBB	1,486,063
3,295	Valeant Pharmaceuticals International, 144A	3.000%	8/16/10	NR	B	3,175,556
1,940	Valeant Pharmaceuticals International, 144A	4.000%	11/15/13	NR	B	1,874,525
6,400	Wyeth, 144A	1.000%	1/15/24	Baa1	A	6,593,472

	Real Estate - 0.2%
2,725	Avatar Holdings Inc., 144A	4.500%	4/01/24	NR	NR	2,915,750

	Road & Rail - 0.1%
585	Yellow Roadway Corporation	3.375%	11/25/23	Ba1	BBB-	892,856

	Semiconductors & Equipment - 1.8%
5,875	ASM International NV	4.250%	12/06/11	NR	B-	6,036,563
4,890	ASM Lithography Holding NV	5.750%	10/15/06	B2	NR	5,453,328
4,620	Advanced Micro Devices Inc.		2/01/22	B3	B-	4,591,125
3,100	Agere Systems Inc.	6.500%	12/15/09	B3	B	3,189,125
4,000	FEI Company, Convertible Notes	5.500%	8/15/08	NR	B-	4,065,000
2,500	LSI Logic Corporation	4.000%	5/15/10	Ba3	B	2,256,250

	Software - 0.7%
6,600	Mentor Graphics Corporation, Convertible Subordinate Notes	6.875%	6/15/07	NR	NR	6,831,000
3,350	Sybase Inc., 144A	1.750%	2/22/25	NR	NR	3,262,063

	Specialty Retail - 1.3%
7,500	Lowes Companies Inc.	0.861%	10/19/21	A2	A+	7,706,250
6,000	Sonic Automotive Inc., Convertible Senior Subordinated Notes	5.250%	5/07/09	B3	B+	5,992,500
6,000	TJX Companies Inc.		2/13/21	Baa1	A-	5,077,500

	Textiles & Apparel - 0.3%
4,575	Reebok International Limited, Series B	2.000%	5/01/24	Baa3	BBB	4,900,969

	Wireless Telecommunication Services - 0.6%
2,225	NII Holdings Inc., 144A	3.500%	9/15/33	NR	NR	4,981,210
3,125	NII Holdings Inc., 144A	2.875%	2/01/34	NR	NR	3,949,219

	Total Convertible Bonds (cost $381,632,836)					399,093,112

	CORPORATE BONDS - 16.5% (11.1% of Total Investments)
	Aerospace & Defense - 0.2%
3,500	K&F Aquisition Inc.	7.750%	11/15/14	Caa1	B-	3,412,500

	Auto Components - 0.5%
3,000	Affinia Group Inc.	9.000%	11/30/14	Caa1	B	2,790,000
3,500	Tenneco Auto, Inc.	10.25%	7/15/13	B2	B-	3,920,000

	Automobiles - 1.8%
5,000	Ford Motor Company, Debentures	7.700%	5/15/97	Baa1	BBB-	4,318,055
5,590	Ford Motor Company, Debentures	9.980%	2/15/47	Baa1	BBB-	6,158,978
16,100	General Motors Acceptance Corporation, Notes	8.000%	11/01/31	Baa1	BBB-	14,055,719
1,093	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa2	BBB-	937,578

	Chemicals - 0.6%
2,000	Freeport McMoran Resources Inc.	7.000%	2/15/08	Ba3	B+	2,070,000
1,335	OM Group Inc.	9.250%	12/15/11	Caa1	B-	1,381,725
3,000	Resolution Performance Products LLC	8.000%	12/15/09	B2	B	3,165,000
1,500	Rockwood Specialties Group	7.500%	11/15/14	B3	B-	1,507,500

	Commercial Services & Supplies - 0.1%
1,000	Allied Waste North America, Series B	9.250%	9/01/12	B2	BB-	1,075,000
1,000	Allied Waste North America	7.875%	4/15/13	B2	BB-	1,002,500

	Construction Materials - 0.2%
2,500	Texas Industries, Inc.	10.250%	6/15/11	B1	BB-	2,843,750

	Containers & Packaging - 0.6%
1,520	Berry Plastics Corporation	10.75%	7/15/12	B3	B-	1,721,400
2,000	MDP Acquisitions plc, Senior Notes	9.625%	10/01/12	B3	B-	2,160,000
2,000	Owens-Brockway Glass Containers, Guaranteed Senior Notes	8.250%	5/15/13	B2	B	2,125,000
2,000	Owens-Illinois Inc.	7.800%	5/15/18	B3	B	2,045,000

	Diversified Telecommunication Services - 0.1%
1,500	Valor Telecommunications Enterprises LLC, 144A	7.750%	2/15/15	B1	B	1,500,000

	Electric Utilities - 0.2%
3,000	Midwest Generation LLC	8.750%	5/01/34	B1	B	3,360,000

	Food & Staples Retailing - 0.1%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B1	BB-	1,940,000

	Food Products - 0.8%
5,943	Dole Foods Company	7.875%	7/15/13	B2	B+	6,388,725
1,000	Dole Foods Company	8.625%	5/01/09	B2	B+	1,080,000
3,000	Seminis Vegetable Seeds Inc.	10.250%	10/01/13	B3	B-	3,555,000

	Health Care Equipment & Supplies - 0.3%
4,000	Fisher Scientific International Inc.	8.000%	9/01/13	Ba3	BB+	4,370,000

	Health Care Providers & Services - 0.5%
1,500	Quintiles Transitional Corporation	10.00%	10/01/13	B3	B	1,695,000
2,000	Select Medical Corporation, 144A	7.625%	2/01/15	B3	B-	2,010,000
1,000	US Oncology Inc., 144A	9.000%	8/15/12	B2	B-	1,060,000
2,500	US Oncology Inc., 144A	10.75%	8/15/14	B3	B-	2,762,500

	Hotels Restaurants & Leisure - 2.6%
2,000	Boyd Gaming Corporation	8.750%	4/15/12	B1	B+	2,175,000
2,000	Boyd Gaming Corporation	7.750%	12/15/12	B1	B+	2,105,000
2,552	Dominos Inc.	8.250%	7/01/11	B2	B-	2,679,600
1,500	Herbst Gaming Inc.	7.000%	11/15/14	B3	B-	1,500,000
2,900	Intrawest Corporation	7.500%	10/15/13	B1	B+	2,921,750
2,000	Landry's Restaurants Inc., 144A	7.500%	12/15/14	B2	B	1,950,000
4,040	Park Place Entertainment	7.875%	12/15/05	Ba2	BB-	4,135,950
1,600	Park Place Entertainment	8.125%	5/15/11	Ba2	BB-	1,780,000
2,500	Park Place Entertainment	7.000%	4/15/13	Ba1	BB+	2,693,750
6,000	Penn National Gaming Inc., Senior Subordinated Notes	8.875%	3/15/10	B2	B	6,390,000
750	Pinnacle Entertainment Inc.	8.750%	10/01/13	Caa1	B-	780,000
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	Caa1	B-	2,010,000
2,000	Town Sports International Inc.	9.625%	4/15/11	B2	B-	2,110,000
4,000	Universal City Development Partners	11.750%	4/01/10	B2	B-	4,580,000

	Household Durables - 0.8%
2,000	K. Hovnanian Enterprises Inc., Senior Subordinate Notes	8.875%	4/01/12	Ba2	B+	2,150,000
3,000	KB Home	8.625%	12/15/08	Ba2	BB-	3,273,816
5,175	Technical Olympic USA Inc., Senior Subordinate Notes	10.375%	7/01/12	B2	B-	5,692,500

	Household Products - 0.1%
1,650	Central Garden & Pet Company	9.125%	2/01/13	B2	B+	1,782,000

	Insurance - 0.1%
2,000	Fairfax Financial Holdings Ltd	7.750%	4/26/12	Ba3	BB	1,940,000

	IT Services - 0.2%
2,500	Global Cash Access LLC	8.750%	3/15/12	Caa1	B-	2,662,500

	Machinery - 0.6%
1,220	Terex Corporation, Senior Subordinated Notes	10.375%	4/01/11	B3	B	1,332,850
6,095	Terex Corporation, Senior Subordinated Notes	9.250%	7/15/11	B3	B	6,674,025

	Media - 3.0%
4,000	Allbritton Communications Company, Series B	7.750%	12/15/12	B3	B-	3,960,000
4,180	American Media Operations Inc., Series B	10.250%	5/01/09	B3	B-	4,326,300
2,000	American Media Operations Inc.	8.875%	1/15/11	B3	B-	2,070,000
1,000	Cablevision Systems Corporation, Series B	8.125%	8/15/09	B1	BB-	1,060,000
5,000	Cablevision Systems Corporation	7.250%	7/15/08	B1	BB-	5,150,000
2,750	Canwest Media Incorporated	7.625%	4/15/13	Ba3	B-	2,915,000
2,000	Charter Communications Operating LLC, 144A	8.000%	4/30/12	B2	B-	2,000,000
1,500	Lowes Cineplex Entertainment Corporation, 144A	9.000%	8/01/14	B3	CCC+	1,500,000
2,800	Mail-Well I Corporation, Senior Unsecured Notes, 144A	9.625%	3/15/12	B1	B+	2,996,000
1,950	Panamsat Corporation	9.000%	8/15/14	B1	B+	2,067,000
6,000	Primedia Inc., Senior Notes	8.875%	5/15/11	B3	B	6,285,000
5,550	Vertis Inc.	9.750%	4/01/09	B3	CCC+	5,827,500
4,000	Young Broadcasting Inc., Senior Subordinate Notes	10.00%	3/01/11	Caa1	CCC+	4,110,000

	Multiline Retail - 0.3%
500	Saks Inc.	7.375%	2/15/19	Ba3	BB	450,000
2,000	Saks Inc., Notes	9.875%	10/01/11	Ba3	BB	2,170,000
1,195	Saks Inc.	7.000%	12/01/13	Ba3	BB	1,087,450

	Multi-Utilities & Unregulated Power - 0.1%
1,500	NRG Energy Inc., 144A	8.000%	12/15/13	B1	B	1,593,750

	Oil & Gas - 0.6%
2,400	Baytex Energy Ltd	9.625%	7/15/10	B3	B-	2,556,000
1,000	Chesapeake Energy Corporation	9.000%	8/15/12	Ba3	BB-	1,108,750
2,345	Chesapeake Energy Corporation	7.750%	1/15/15	Ba3	BB-	2,491,563
2,000	Tesoro Petroleum Corporation, Senior Subordinate Notes, Series B	9.625%	11/01/08	B2	BB-	2,155,000
250	Tesoro Petroleum Corporation	8.000%	4/15/08	Ba2	BBB-	262,500

	Paper & Forest Products - 0.5%
2,000	Georgia Pacific Corporation, Debentures	7.700%	6/15/15	Ba3	BB+	2,202,500
5,000	Georgia Pacific Corporation, Notes	8.125%	5/15/11	Ba3	BB+	5,537,500

	Real Estate - 0.2%
1,625	CB Richard Ellis Services Inc.	9.750%	5/15/10	B1	B+	1,844,374
1,000	Truststreet Properties Inc., 144A	7.500%	4/01/15	B1	BB-	1,000,000

	Road & Rail - 0.2%
3,000	Laidlaw International Inc.	10.750%	6/15/11	B2	B+	3,412,500

	Specialty Retail - 0.7%
4,100	Asbury Automotive Group Inc.	9.000%	6/15/12	B3	B	4,202,500
5,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	B1	B	5,387,500

	Textiles & Apparel - 0.2%
3,000	Jostens IH Corporation	7.625%	10/01/12	B3	B-	2,985,000

	Trading Companies & Distributors - 0.3%
2,575	Keystone Automotive Operations Inc.	9.750%	11/01/13	B3	B-	2,600,750
2,000	United Rentals North America Inc.	6.500%	2/15/12	B1	BB-	1,955,000

	Total Corporate Bonds (cost $237,318,655)					238,999,108

	CAPITAL PREFERRED SECURITIES - 32.0% (21.6% of Total Investments)
	Capital Markets - 5.0%
2,500	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	2,773,788
4,850	BT Institutional Capital Trust A, 144A	8.090%	12/01/26	A2	A-	5,296,045
3,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	3,234,153
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	A-	1,100,742
20,000	M&I Capital Trust A	7.650%	12/01/26	A2	BBB+	21,573,980
27,500	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	A	28,152,025
1,250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	A	1,286,156
8,300	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	9,801,213

	Commercial Banks - 16.2%
3,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	3,109,353
11,500	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	16,226,903
6,500	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	6,825,754
3,000	Bank One Capital III	8.750%	9/01/30	A1	A-	4,048,419
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	A	1,089,201
6,000	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A	6,628,236
2,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	2,178,004
13,030	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	15,414,829
3,000	Centura Capital Trust I, 144A	8.845%	6/01/27	A2	BBB+	3,347,784
1,500	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	1,701,234
1,000	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NA	1,076,779
6,200	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	6,796,756
2,000	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	2,216,692
18,600	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	19,083,953
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	2,898,067
5,750	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	8,860,060
11,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	13,220,823
6,300	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	6,881,648
1,000	KeyCorp Capital II	6.875%	3/17/29	A3	BBB	1,098,081
5,000	NB Capital Trust IV	8.250%	4/15/27	Aa3	A	5,551,125
1,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	1,094,250
12,000	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	13,292,568
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	1,057,228
16,500	RBS Capital Trust B	6.800%	12/31/49	A1	A	16,778,685
100	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	111,546
6,350	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	7,826,419
2,365	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A1	A	2,534,592
8,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	NR	8,035,328
10,500	St. George Funding Company LLC	8.485%	6/30/17	Baa1	NR	11,453,190
2,000	Unicredito Italiano Capital Trust, 144A	9.200%	10/05/49	A1	A	2,381,494
300	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB-	32,418,750
100	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A1	BBB+	107,189
3,800	Washington Mutual Capital Trust I	8.375%	6/01/27	Baa1	BBB	4,203,963
5,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	5,441,530

	Diversified Financial Services - 4.6%
18,125	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	19,485,318
7,750	BNP Paribas Capital Trust	7.200%	12/31/49	A1	A+	7,963,342
36,000	HBOS Capital Funding LP, Notes	6.850%	3/01/49	A1	A	36,727,560
2,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	NR	2,893,192

	Diversified Telecommunication Services - 1.0%
10,957	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	14,480,360

	Insurance - 3.5%
250	Allstate Financing II	7.830%	12/01/45	A2	A-	265,727
2,300	American General Capital II	8.500%	7/01/30	Aa2	AA-	2,991,187
18,596	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	19,282,694
1,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	1,049,820
7,250	Prudential plc	6.500%	6/29/49	Baa1	A	7,076,181
4,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	Baa1	BBB+	3,980,060
9,500	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	10,442,828
5,000	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	5,469,115

	Oil & Gas - 0.7%
1,200	KN Capital Trust I, Preferred Securities	8.560%	4/15/27	Baa3	BB+	1,344,314
7,110	KN Capital Tr'ust III	7.630%	4/15/28	Baa3	BB+	8,211,815

	Thrifts & Mortgage Finance - 1.0%
12,250	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	13,730,425
1,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	1,093,227

	Total Capital Preferred Securities (cost $467,751,361)					464,695,700

	REPURCHASE AGREEMENTS - 2.4% (1.6% of Total Investments)
$16,957	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price					16,957,623
	$16,958,754, collateralized by $9,050,000 U.S. Treasury Bonds, 7.500%
	due 11/15/16, value $11,582,617
17,415	State Street Bank, 2.400%, dated 3/31/05, due 4/01/05, repurchase price					17,415,512
	$17,416,673, collateralized by $23,750,000 U.S. Treasury Notes 2.500%
	due 5/31/06, value $23,481,613

	Total Repurchase Agreements (cost $34,373,135)					34,373,135

	Total Investments (cost $2,112,542,689) - 148.1%					2,150,881,543

	COMMON STOCKS SOLD SHORT - (0.4)%
	Consumer Finance - (0.1)%
(18,526)	Capital One Financial Corporation					(1,385,189)

	Multi-Utilities & Unregulated Power - (0.3)%
(113,131)	Sempra Energy					(4,507,139)

	Total Common Stocks Sold Short (proceeds $4,474,474)					(5,892,328)

	Other Assets Less Liabilities - 1.1%					14,927,051

	FundPreferred Shares, at Liquidation Value - (48.8)%					(708,000,000)

	Net Assets Applicable to Common Shares - 100%					$ 1,451,916,266

Interest Rate Swap Contracts outstanding at March 31, 2005:

	Notional			Termination	Unrealized
Counterparty	Amount	Fixed Rate	Floating Rate**	Date	Appreciation

JPMorgan	$71,000,000	1.9735%	2.8500%	1/22/06	$996,241
JPMorgan	71,000,000	3.3950	2.7456	7/06/06	434,429
Morgan Stanley	71,000,000	2.5670	2.8500	1/22/07	1,913,002
JPMorgan	71,000,000	2.9935	2.8500	1/22/08	2,509,058
Morgan Stanley	71,000,000	3.4060	2.8500	1/22/09	2,631,229

					$8,483,959

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard and Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Interbank Offered Rate)
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CBTCS)	Corporate Backed Trust Certificates.
(CORTS)	Corporate Backed Trust Securities.
(PCARS)	Public Credit and Repackaged Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certian securities which are treated as debt securities for income tax purposes and equity securities for financial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $2,111,013,429.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$88,573,265
	Depreciation	(54,597,479)

	Net unrealized appreciation of investments	$33,975,786

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Preferred and Convertible Income Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.